Employee Stock Options (Schedule of Fair Value Calculation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assumptions used for calculation of fair value per share
Dividend yield
Risk-free interest rate, minimum	0.97%	0.83%	1.20%
Risk-free interest rate, maximum	2.61%	1.93%	2.49%
Volatility, minimum	66.00%	65.00%	65.00%
Volatility, maximum	75.00%	71.00%	67.00%
Minimum [Member]
Assumptions used for calculation of fair value per share
Expected term	3 years	5 years	5 years
Maximum [Member]
Assumptions used for calculation of fair value per share
Expected term	10 years	6 years	6 years